Schwab Capital Trust

211 Main Street

San Francisco, CA 94105

September 17, 2015

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Schwab Monthly Income Funds (the Fund’s or “Funds”) a series of Schwab Capital Trust (the “Registrant”)
(File Nos. 33-62470 and 811-7704)

Ladies and Gentlemen:

On behalf of the Registrant and filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the 497(e) dated April 30, 2015 as amended September 8, 2015 transmitted to the SEC on September 8, 2015 pursuant to Rule 497(e), to each Fund’s prospectus, dated April 30, 2015 as amended September 8, 2015. The purpose of this filing is to submit, in XBRL, the 497(e) dated April 30, 2015 as amended September 8, 2015.

Any questions or comments on this filing should be directed to the undersigned at (415)667-0780.

Very truly yours,

/s/ Christine Pierangeli
Christine Pierangeli
Assistant Secretary